Document and Entity Information Document	Jun. 09, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2020
Entity File Number	001-01405
Entity Registrant Name	DELMARVA POWER & LIGHT COMPANY
Entity Tax Identification Number	51-0084283
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000027879
Amendment Flag	false
Entity Emerging Growth Company	false
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Atlantic City Electric Company [Member]
Document Information [Line Items]
Entity File Number	001-03559
Entity Registrant Name	ATLANTIC CITY ELECTRIC COMPANY
Entity Tax Identification Number	21-0398280
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0000008192